PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Buildings	Machinery and equipment	Motor vehicle	Office and other equipment	Total
	CNY	CNY	CNY	CNY	CNY
Cost
As of January 1, 2022	46	1,177	2,486	728	4,437
Additions	—	8	—	9	17
Disposal	—	—	(16)	(93)	(109)
As of December 31, 2022	46	1,185	2,470	644	4,345

Accumulated depreciation
As of January 1, 2022	(12)	(1,122)	(2,014)	(574)	(3,722)
Depreciation charge	(3)	(22)	(259)	(20)	(304)
Disposal	—	—	15	90	105
	(15)	(1,144)	(2,258)	(504)	(3,921)
Net book value
As of January 1, 2022	34	55	472	154	715
As of December 31, 2022	31	41	212	140	424

Cost
As of January 1, 2023	46	1,185	2,470	644	4,345
Additions	—	11	—	—	11
Disposal of PSTT	—	(100)	(1,869)	(738)	(2,707)
As of December 31, 2023	46	1,096	601	(94)	1,649

Accumulated depreciation
As of January 1, 2023	(15)	(1,144)	(2,258)	(504)	(3,921)
Depreciation charge	(3)	(30)	(60)	(7)	(100)
Disposal of PSTT	—	91	1,735	599	2,425
	(18)	(1,083)	(583)	88	(1,596)
Net book value
As of December 31, 2023	28	13	18	(6)	53
As of December 31, 2023 (US$)	4	2	2	(1)	7